Segmented Information (Details) - Schedule of Segment Information for Assets and Liabilities - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Segmented Information (Details) - Schedule of Segment Information for Assets and Liabilities [Line Items]
Current assets	$ 219,048	$ 232,308
Plant and equipment	80,059	79,418
Mineral rights and properties	303,426	326,448
Investment in associates	50,695	56,841
Other investments	15,540	17,768
Reclamation deposits	6,981	8,876
Long-term prepaids and deposits	871	974
Deferred income tax assets	179	905
Total assets	676,799	723,538
Current liabilities	41,240	46,038
Long-term portion of lease obligation	314	614
Deferred income tax liabilities	48,096	48,033
Environmental rehabilitation	7,318	8,739
Total liabilities	96,968	103,424
Mining Henan Luoning [Member]
Segmented Information (Details) - Schedule of Segment Information for Assets and Liabilities [Line Items]
Current assets	112,936	141,376
Plant and equipment	59,854	58,189
Mineral rights and properties	251,150	254,071
Investment in associates
Other investments	65	72
Reclamation deposits	3,626	3,996
Long-term prepaids and deposits	686	588
Deferred income tax assets
Total assets	428,317	458,292
Current liabilities	33,102	37,161
Long-term portion of lease obligation
Deferred income tax liabilities	47,065	46,849
Environmental rehabilitation	4,883	6,053
Total liabilities	85,050	90,063
Mining Guangdong [Member]
Segmented Information (Details) - Schedule of Segment Information for Assets and Liabilities [Line Items]
Current assets	20,605	14,919
Plant and equipment	15,289	15,282
Mineral rights and properties	32,070	32,091
Investment in associates
Other investments
Reclamation deposits	3,348	4,872
Long-term prepaids and deposits	89	282
Deferred income tax assets	179	905
Total assets	71,580	68,351
Current liabilities	5,509	5,155
Long-term portion of lease obligation
Deferred income tax liabilities
Environmental rehabilitation	1,477	1,642
Total liabilities	6,986	6,797
Mining Other [Member]
Segmented Information (Details) - Schedule of Segment Information for Assets and Liabilities [Line Items]
Current assets	1,149	2,436
Plant and equipment	3,314	3,871
Mineral rights and properties	20,206	40,286
Investment in associates
Other investments
Reclamation deposits
Long-term prepaids and deposits	96	104
Deferred income tax assets
Total assets	24,765	46,697
Current liabilities	433	547
Long-term portion of lease obligation
Deferred income tax liabilities	1,031	1,184
Environmental rehabilitation	958	1,044
Total liabilities	2,422	2,275
Administrative Beijing [Member]
Segmented Information (Details) - Schedule of Segment Information for Assets and Liabilities [Line Items]
Current assets	7,608	8,570
Plant and equipment	644	864
Mineral rights and properties
Investment in associates
Other investments
Reclamation deposits
Long-term prepaids and deposits
Deferred income tax assets
Total assets	8,252	9,434
Current liabilities	226	295
Long-term portion of lease obligation
Deferred income tax liabilities
Environmental rehabilitation
Total liabilities	226	295
Administrative Vancouver [Member]
Segmented Information (Details) - Schedule of Segment Information for Assets and Liabilities [Line Items]
Current assets	76,750	65,007
Plant and equipment	958	1,212
Mineral rights and properties
Investment in associates	50,695	56,841
Other investments	15,475	17,696
Reclamation deposits	7	8
Long-term prepaids and deposits
Deferred income tax assets
Total assets	143,885	140,764
Current liabilities	1,970	2,880
Long-term portion of lease obligation	314	614
Deferred income tax liabilities
Environmental rehabilitation
Total liabilities	$ 2,284	$ 3,494